SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Summary of financial information by segment

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$485	$617	$411	$145	$—	$1,658	$(617)	$2,640	$3,681
Costs attributed to revenues(2)	(199)	(347)	(193)	(62)	—	(801)	313	(1,672)	(2,160)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(23)	(1)	(4)	2	37	11	7	(146)	(128)
Interest expense	(75)	(70)	(44)	(25)	(33)	(247)	82	(304)	(469)
FFO	188	199	170	60	(104)	513
Depreciation and amortization expense						(334)	131	(349)	(552)
Deferred taxes						(40)	(20)	86	26
Mark-to-market on hedging items and other						37	138	(6)	169
Share of losses from associates						—	(34)	—	(34)
Net income attributable to non-controlling interest						—	—	(249)	(249)
Net income attributable to partnership(3)						$176	$—	$—	$176

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$428	$506	$130	$151	$—	$1,215	$(474)	$1,922	$2,663
Costs attributed to revenues(2)	(177)	(267)	(48)	(67)	—	(559)	235	(1,109)	(1,433)
General and administrative expenses	—	—	—	—	(96)	(96)	—	—	(96)
Other (expense) income	(18)	—	—	—	30	12	1	(47)	(34)
Interest expense	(43)	(66)	(22)	(24)	(23)	(178)	64	(248)	(362)
FFO	190	173	60	60	(89)	394
Depreciation and amortization expense						(273)	124	(343)	(492)
Deferred taxes						(108)	(14)	(90)	(212)
Mark-to-market on hedging items and other						339	54	869	1,262
Share of earnings from associates						—	10	—	10
Net income attributable to non-controlling interest						—	—	(954)	(954)
Net income attributable to partnership(3)						$352	$—	$—	$352

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$924	$1,195	$834	$297	$—	$3,250	$(1,188)	$5,030	$7,092
Costs attributed to revenues(2)	(384)	(670)	(382)	(131)	—	(1,567)	598	(3,153)	(4,122)
General and administrative expenses	—	—	—	—	(229)	(229)	—	—	(229)
Other (expense) income	(51)	(5)	(1)	5	69	17	15	(226)	(194)
Interest expense	(134)	(136)	(85)	(53)	(57)	(465)	154	(567)	(878)
FFO	355	384	366	118	(217)	1,006
Depreciation and amortization expense						(656)	254	(694)	(1,096)
Deferred taxes						(52)	(23)	83	8
Mark-to-market on hedging items and other						(52)	170	—	118
Share of earnings from associates						—	20	—	20
Net income attributable to non-controlling interest						—	—	(473)	(473)
Net income attributable to partnership(3)						$246	$—	$—	$246

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$818	$1,001	$364	$300	$—	$2,483	$(964)	$3,827	$5,346
Costs attributed to revenues(2)	(344)	(529)	(97)	(134)	—	(1,104)	470	(2,145)	(2,779)
General and administrative expenses	—	—	—	—	(191)	(191)	—	—	(191)
Other (expense) income	(34)	(4)	(15)	5	49	1	1	(99)	(97)
Interest expense	(84)	(133)	(46)	(51)	(50)	(364)	134	(487)	(717)
FFO	356	335	206	120	(192)	825
Depreciation and amortization expense						(553)	252	(660)	(961)
Deferred taxes						(136)	(15)	(101)	(252)
Mark-to-market on hedging items and other						406	45	842	1,293
Share of earnings from associates						—	77	—	77
Net income attributable to non-controlling interest						—	—	(1,177)	(1,177)
Net income attributable to partnership(3)						$542	$—	$—	$542
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 15, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$7,640	$8,451	$10,310	$3,331	$(1,231)	$28,501	$(5,529)	$42,466	$8,461	$73,899

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$6,184	$8,601	$10,378	$3,405	$(1,471)	$27,097	$(4,825)	$42,415	$9,274	$73,961
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Utilities	$870	$230
Transport	2,132	2,317
Midstream	1,052	1,052
Data	1,025	1,087
Corporate	104	39
Ending Balance	$5,183	$4,725